Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories
Raw materials and consumables	$ 1,755	$ 1,262	$ 830
Inventories in process	5,216	1,331	1,272
Finished goods and goods for resale	2,012	1,431	1,091
Inventories	8,983	4,024	3,193
Cost Of Inventories Recognised As Expense	9,640	3,110	2,708
Inventory write-offs	$ 552	$ 149	$ 231